MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated July 21, 2014 to the

Statement of Additional Information dated March 1, 2014 (the “SAI”)

for the following Series and Classes of the Fund:

Pro-Blend Conservative Term Series (Class S, I, C and R)

Pro-Blend Moderate Term Series (Class S, I, C and R)

Pro-Blend Extended Term Series (Class S, I, C and R)

Pro-Blend Maximum Term Series (Class S, I, C and R)

(together, the “Pro-Blend Series”)

Target Income Series (Class K, I, and R)

Target 2010 Series (Class K, I, and R)

Target 2015 Series (Class K, I, and R)

Target 2020 Series (Class K, I, and R)

Target 2025 Series (Class K, I, and R)

Target 2030 Series (Class K, I, and R)

Target 2035 Series (Class K, I, and R)

Target 2040 Series (Class K, I, and R)

Target 2045 Series (Class K, I, and R)

Target 2050 Series (Class K, I, and R)

Target 2055 Series (Class K, I, and R)

(together, the “Target Series”)

Equity Series

Overseas Series

Tax Managed Series (Class A)

Dividend Focus Series (Class I and S)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective July 21, 2014, the Pro-Blend Series and Target Series are offered in a separate Statement of Additional Information. Accordingly, effective July 21, 2014 shares of the Pro-Blend Series and Target Series are no longer offered in the SAI, and all references to the Pro-Blend Series and Target Series in the SAI are hereby deleted.

For information on the Pro-Blend Series and Target Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

SAI Supp 07/21/2014